Financial asset at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial asset at fair value through profit or loss
10 .	Financial asset at fair value through profit or loss

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Investment(a)	—	5,000

As of December 31, 2021, all of financial investments at fair value through profit or loss was denominated in RMB.
(a) Investment
The Group invested in an investee company in the form of ordinary shares without significant
influence, which is managed on fair value. For the major assumptions used in the valuation for the investment, please refer to Note 3.3.

	As of December 31,
	2020	2021
	RMB’000	RMB’000
At the beginning of the year	—	—
Additions (Note i)	—	5,000

At the end of the year	—	5,000

(i)	During the year ended December 31, 2021, the Group invested in a company engaging in EV charging hardware and technology industry for RMB5.0 million, and there is no fair value change within the year.